Fees Summary	Oct. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 41,371,110
Previously Paid Amount	0
Total Fee Amount	3,599.29
Total Offset Amount	3,599.29
Net Fee	$ 0
Combined Prospectus Table N/A	N/A